Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.50 per share
Amount Registered | shares	700,000
Maximum Aggregate Offering Price	$ 190,710,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-271878
Carry Forward Initial Effective Date	May 12, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 21,016.24
Offering Note	(1a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the number of shares being registered shall be adjusted to include any additional shares that may become issuable as a result of any stock dividend, stock split, recapitalization or other similar transaction. (1b) Pursuant to Rule 457(c) under the Securities Act of 1933, the offering price is computed on the basis of the average of the high and low prices of the common stock of Essential Utilities, Inc., as report on the New York Stock Exchange on May 5, 2026. (1c) Pursuant to Rule 415(a)(6) this registration statement carries over 700,000 unsold shares of common stock of the 4,500,000 shares of common stock previously registered on the Registration Statement noted above (the "2023 Registration Statement"). As a result, the offering of unsold securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of the registration statement on Form S-3ASR to which this Exhibit relates.